PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 100.1%
Common Stocks 99.9%
Aerospace & Defense 1.7%
Howmet Aerospace, Inc.	4,100	$518,978
L3Harris Technologies, Inc.	8,000	1,696,080
Textron, Inc.	8,100	619,731
Woodward, Inc.	900	166,725
		3,001,514
Automobile Components 0.5%
BorgWarner, Inc.	28,600	912,340
Banks 3.1%
Bank OZK(a)	21,800	1,107,222
Citizens Financial Group, Inc.	9,400	447,158
Civista Bancshares, Inc.	12,200	269,132
Columbia Banking System, Inc.	8,100	225,990
East West Bancorp, Inc.	11,500	1,184,155
Fifth Third Bancorp	19,200	850,752
Financial Institutions, Inc.	3,300	87,021
Flushing Financial Corp.	6,000	83,700
M&T Bank Corp.	1,100	221,364
Regions Financial Corp.	16,600	409,024
Third Coast Bancshares, Inc.*	4,900	176,645
Zions Bancorp NA	6,800	393,448
		5,455,611
Beverages 0.7%
Molson Coors Beverage Co. (Class B Stock)	21,100	1,155,225
Biotechnology 3.1%
Alnylam Pharmaceuticals, Inc.*	3,100	841,061
Biogen, Inc.*	5,900	849,187
Catalyst Pharmaceuticals, Inc.*	11,100	250,416
Exelixis, Inc.*	26,600	881,790
Incyte Corp.*	16,600	1,231,056
Kiniksa Pharmaceuticals International PLC*	5,000	98,000
Natera, Inc.*	1,200	212,304
United Therapeutics Corp.*	3,400	1,193,978
		5,557,792
Broadline Retail 0.1%
Dillard’s, Inc. (Class A Stock)	200	93,622

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products 2.3%
Allegion PLC	8,200	$1,088,386
Armstrong World Industries, Inc.	1,200	181,212
Builders FirstSource, Inc.*	5,900	986,952
Carlisle Cos., Inc.	300	116,838
Masco Corp.	8,500	673,880
Owens Corning	5,800	1,070,390
		4,117,658
Capital Markets 6.7%
Bank of New York Mellon Corp. (The)	28,500	2,449,005
Janus Henderson Group PLC	25,200	1,132,236
Northern Trust Corp.	12,600	1,414,854
Raymond James Financial, Inc.	9,400	1,583,712
SEI Investments Co.	12,400	1,073,592
State Street Corp.	17,600	1,788,512
Stifel Financial Corp.	4,600	532,910
T. Rowe Price Group, Inc.	6,800	795,056
Virtu Financial, Inc. (Class A Stock)	22,400	897,344
XP, Inc. (Brazil) (Class A Stock)	17,300	236,145
		11,903,366
Chemicals 2.4%
AdvanSix, Inc.	2,900	90,712
CF Industries Holdings, Inc.	16,000	1,475,360
DuPont de Nemours, Inc.	19,400	1,489,920
Eastman Chemical Co.	1,400	139,510
LyondellBasell Industries NV (Class A Stock)	15,500	1,173,350
		4,368,852
Commercial Services & Supplies 1.0%
Cimpress PLC (Ireland)*	6,100	405,528
Deluxe Corp.	19,700	456,843
Interface, Inc.	20,500	507,580
Steelcase, Inc. (Class A Stock)	34,600	397,208
		1,767,159
Communications Equipment 0.8%
F5, Inc.*	4,900	1,456,574

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering 0.9%
EMCOR Group, Inc.	2,500	$1,120,150
Everus Construction Group, Inc.*	6,850	471,349
		1,591,499
Consumer Finance 2.0%
Bread Financial Holdings, Inc.	3,100	196,323
PROG Holdings, Inc.	10,200	436,050
SLM Corp.	39,600	1,105,236
Synchrony Financial	26,200	1,807,276
		3,544,885
Consumer Staples Distribution & Retail 1.9%
Albertson’s Cos., Inc. (Class A Stock)	53,800	1,078,690
Dollar General Corp.	8,700	618,222
Kroger Co. (The)(a)	14,000	862,960
US Foods Holding Corp.*	12,300	872,439
		3,432,311
Containers & Packaging 0.2%
Silgan Holdings, Inc.	6,700	368,634
Diversified Consumer Services 0.9%
ADT, Inc.	86,400	663,552
H&R Block, Inc.	18,500	1,023,235
		1,686,787
Electric Utilities 1.7%
Exelon Corp.	41,400	1,656,000
NRG Energy, Inc.	14,300	1,464,892
		3,120,892
Electrical Equipment 0.7%
Acuity Brands, Inc.	3,600	1,196,604
Electronic Equipment, Instruments & Components 2.5%
Arrow Electronics, Inc.*	2,300	268,065
Coherent Corp.*	8,200	742,018
Jabil, Inc.	1,600	259,856
ScanSource, Inc.*	9,000	376,650
TD SYNNEX Corp.	7,000	997,570

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Trimble, Inc.*	16,800	$1,259,328
Zebra Technologies Corp. (Class A Stock)*	1,300	509,522
		4,413,009
Entertainment 1.4%
Electronic Arts, Inc.	11,500	1,413,465
Liberty Media Corp.-Liberty Live (Class C Stock)*	5,300	390,027
Playtika Holding Corp.	98,000	702,660
		2,506,152
Financial Services 1.5%
Enact Holdings, Inc.	2,600	87,828
Euronet Worldwide, Inc.*	1,100	108,350
Fidelity National Information Services, Inc.	18,700	1,523,489
Global Payments, Inc.	500	56,425
MGIC Investment Corp.	37,100	947,534
		2,723,626
Food Products 2.1%
Archer-Daniels-Midland Co.	6,700	343,241
Dole PLC	39,500	537,990
General Mills, Inc.	2,500	150,350
Ingredion, Inc.	8,600	1,173,384
J.M. Smucker Co. (The)	3,900	416,871
Mission Produce, Inc.*	7,300	86,797
Pilgrim’s Pride Corp.*	21,200	986,648
Seaboard Corp.	10	24,383
		3,719,664
Gas Utilities 1.5%
MDU Resources Group, Inc.	27,400	488,268
National Fuel Gas Co.	18,300	1,281,549
UGI Corp.	28,400	872,732
		2,642,549
Health Care Equipment & Supplies 0.5%
ResMed, Inc.	700	165,326
Solventum Corp.*	9,200	681,352
		846,678

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 3.2%
Cardinal Health, Inc.	10,200	$1,261,332
Centene Corp.*	24,300	1,555,929
Quest Diagnostics, Inc.	3,400	554,540
Tenet Healthcare Corp.*	8,500	1,197,565
Universal Health Services, Inc. (Class B Stock)	6,000	1,131,360
		5,700,726
Health Care REITs 0.0%
Omega Healthcare Investors, Inc.	1,100	40,766
Hotel & Resort REITs 0.6%
Host Hotels & Resorts, Inc.	39,500	660,045
Park Hotels & Resorts, Inc.	33,500	451,915
		1,111,960
Hotels, Restaurants & Leisure 1.8%
Accel Entertainment, Inc.*	7,100	80,017
El Pollo Loco Holdings, Inc.*	38,900	461,743
Marriott Vacations Worldwide Corp.	4,900	425,173
Royal Caribbean Cruises Ltd.	4,600	1,226,360
Travel + Leisure Co.	20,100	1,092,636
		3,285,929
Household Durables 0.9%
PulteGroup, Inc.	6,347	722,161
Toll Brothers, Inc.	6,533	887,247
		1,609,408
Independent Power & Renewable Electricity Producers 0.3%
Clearway Energy, Inc. (Class C Stock)	20,300	526,379
Insurance 7.6%
Aflac, Inc.	2,300	246,974
Allstate Corp. (The)	5,700	1,096,281
Arch Capital Group Ltd.	11,200	1,042,384
Arthur J. Gallagher & Co.	900	271,638
Assurant, Inc.	2,500	537,975
Assured Guaranty Ltd.	3,600	340,560
Axis Capital Holdings Ltd.	12,400	1,128,648
Cincinnati Financial Corp.	9,100	1,247,155
CNA Financial Corp.	19,200	941,952

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
CNO Financial Group, Inc.	12,000	$479,280
Fidelis Insurance Holdings Ltd. (United Kingdom)	27,100	447,150
Genworth Financial, Inc. (Class A Stock)*	15,100	109,173
Globe Life, Inc.	10,600	1,294,154
Hartford Financial Services Group, Inc. (The)	14,500	1,617,475
Heritage Insurance Holdings, Inc.*	7,500	82,575
Loews Corp.	10,700	914,315
Mercury General Corp.	1,500	74,760
Reinsurance Group of America, Inc.	300	68,358
RenaissanceRe Holdings Ltd. (Bermuda)	900	209,322
Universal Insurance Holdings, Inc.	5,900	114,106
Unum Group	17,800	1,357,250
		13,621,485
IT Services 3.9%
Akamai Technologies, Inc.*	12,400	1,238,760
Cognizant Technology Solutions Corp. (Class A Stock)	21,900	1,809,159
DXC Technology Co.*	32,600	708,072
EPAM Systems, Inc.*	700	177,772
GoDaddy, Inc. (Class A Stock)*	3,000	637,950
Twilio, Inc. (Class A Stock)*	10,800	1,583,064
VeriSign, Inc.*	3,900	838,500
		6,993,277
Leisure Products 0.1%
Mattel, Inc.*	12,100	225,544
Life Sciences Tools & Services 3.7%
Agilent Technologies, Inc.	3,000	454,560
Avantor, Inc.*	49,700	1,107,316
Bio-Techne Corp.	14,900	1,095,895
IQVIA Holdings, Inc.*	6,400	1,288,704
Mettler-Toledo International, Inc.*	500	682,220
QIAGEN NV*	1,555	69,415
Revvity, Inc.	6,000	756,780
Waters Corp.*	2,900	1,204,892
		6,659,782
Machinery 4.2%
Allison Transmission Holdings, Inc.	11,200	1,316,448
Cummins, Inc.	5,100	1,816,875
Dover Corp.	7,300	1,486,864

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Pentair PLC	12,300	$1,275,264
REV Group, Inc.	12,500	433,750
Snap-on, Inc.	1,500	532,725
Westinghouse Air Brake Technologies Corp.	3,300	686,136
		7,548,062
Marine Transportation 0.3%
Costamare, Inc. (Monaco)	37,600	438,416
Media 2.8%
Charter Communications, Inc. (Class A Stock)*(a)	4,600	1,589,254
Fox Corp. (Class A Stock)	14,500	742,110
Fox Corp. (Class B Stock)	14,100	685,260
News Corp. (Class A Stock)	41,100	1,155,732
Nexstar Media Group, Inc.	5,900	903,998
		5,076,354
Metals & Mining 1.0%
Steel Dynamics, Inc.	11,000	1,410,200
SunCoke Energy, Inc.	34,800	326,772
		1,736,972
Mortgage Real Estate Investment Trusts (REITs) 1.0%
Advanced Flower Capital, Inc.	10,700	87,098
AG Mortgage Investment Trust, Inc.	13,200	90,684
PennyMac Mortgage Investment Trust	12,800	174,080
Rithm Capital Corp.	93,600	1,077,336
TPG RE Finance Trust, Inc.	34,000	285,940
		1,715,138
Multi-Utilities 1.9%
Ameren Corp.	2,800	263,760
CMS Energy Corp.	13,200	871,200
Consolidated Edison, Inc.	13,233	1,240,462
DTE Energy Co.	6,200	743,256
Northwestern Energy Group, Inc.	4,100	221,031
		3,339,709
Office REITs 0.2%
Highwoods Properties, Inc.	13,400	399,186

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 3.6%
Cheniere Energy, Inc.	4,900	$1,095,885
Civitas Resources, Inc.	6,800	345,168
Coterra Energy, Inc.	51,300	1,422,036
Devon Energy Corp.	23,700	808,170
Kinder Morgan, Inc.	9,600	263,808
ONEOK, Inc.	2,300	223,491
Ovintiv, Inc.	16,600	700,852
Permian Resources Corp.	42,000	615,300
Teekay Corp. Ltd. (Bermuda)	72,900	520,506
Williams Cos., Inc. (The)	7,300	404,639
		6,399,855
Passenger Airlines 3.1%
Alaska Air Group, Inc.*	9,000	659,250
Delta Air Lines, Inc.	28,800	1,937,376
SkyWest, Inc.*	4,200	507,864
Sun Country Airlines Holdings, Inc.*	32,700	554,592
United Airlines Holdings, Inc.*	18,500	1,958,040
		5,617,122
Pharmaceuticals 1.9%
Amneal Pharmaceuticals, Inc.*	15,200	125,552
Harmony Biosciences Holdings, Inc.*	2,300	89,171
Jazz Pharmaceuticals PLC*	9,100	1,131,767
Royalty Pharma PLC (Class A Stock)	43,200	1,364,256
Viatris, Inc.	52,389	590,948
		3,301,694
Professional Services 1.0%
Booz Allen Hamilton Holding Corp.	500	64,500
Conduent, Inc.*	43,100	170,676
Genpact Ltd.	18,500	900,765
IBEX Holdings Ltd.*	3,000	66,030
Leidos Holdings, Inc.	4,700	667,541
		1,869,512
Real Estate Management & Development 2.1%
CBRE Group, Inc. (Class A Stock)*	11,700	1,693,458
Jones Lang LaSalle, Inc.*	4,000	1,131,200
RE/MAX Holdings, Inc. (Class A Stock)*	7,400	73,852

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development (cont’d.)
Zillow Group, Inc. (Class A Stock)*	9,000	$712,800
Zillow Group, Inc. (Class C Stock)*	1,400	115,108
		3,726,418
Retail REITs 1.1%
Brixmor Property Group, Inc.	7,100	185,026
Kimco Realty Corp.	5,500	123,475
Realty Income Corp.	713	38,958
Simon Property Group, Inc.	9,700	1,686,442
		2,033,901
Semiconductors & Semiconductor Equipment 1.4%
Cirrus Logic, Inc.*	8,700	873,828
MKS Instruments, Inc.	6,200	702,336
ON Semiconductor Corp.*	9,400	491,996
Skyworks Solutions, Inc.	5,800	514,808
		2,582,968
Software 3.5%
ACI Worldwide, Inc.*	500	26,775
Consensus Cloud Solutions, Inc.*	12,800	362,496
DocuSign, Inc.*	6,400	619,072
Dropbox, Inc. (Class A Stock)*	38,300	1,231,345
Gen Digital, Inc.	49,500	1,332,045
Olo, Inc. (Class A Stock)*	33,400	246,492
OneSpan, Inc.	24,100	463,684
Teradata Corp.*	3,600	114,876
Tyler Technologies, Inc.*	500	300,820
Zoom Communications, Inc. (Class A Stock)*	18,700	1,625,778
		6,323,383
Specialized REITs 1.6%
Crown Castle, Inc.	9,200	821,376
Digital Realty Trust, Inc.	1,400	229,404
Gaming & Leisure Properties, Inc.	8,400	406,476
National Storage Affiliates Trust	13,700	508,955
SBA Communications Corp.	1,100	217,316
VICI Properties, Inc.	25,300	753,181
		2,936,708

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail 3.7%
AutoNation, Inc.*	1,300	$245,115
Bath & Body Works, Inc.	28,500	1,071,885
Best Buy Co., Inc.	6,600	566,676
Dick’s Sporting Goods, Inc.	1,800	432,090
Gap, Inc. (The)	49,400	1,189,058
Penske Automotive Group, Inc.	4,400	728,772
Ross Stores, Inc.	7,400	1,114,144
Sally Beauty Holdings, Inc.*	34,200	371,754
Ulta Beauty, Inc.*	1,500	618,225
Williams-Sonoma, Inc.	1,200	253,644
		6,591,363
Technology Hardware, Storage & Peripherals 1.5%
HP, Inc.	42,300	1,374,750
Immersion Corp.	21,400	179,118
NetApp, Inc.	9,900	1,208,790
		2,762,658
Textiles, Apparel & Luxury Goods 0.9%
Crocs, Inc.*	4,000	408,280
G-III Apparel Group Ltd.*	12,200	380,884
Ralph Lauren Corp.	3,500	873,950
		1,663,114
Trading Companies & Distributors 0.8%
United Rentals, Inc.	1,900	1,440,314

Total Common Stocks (cost $153,119,142)		178,861,106
Unaffiliated Exchange-Traded Fund 0.2%
iShares Russell Mid-Cap Value ETF (cost $268,737)	2,000	267,400

Total Long-Term Investments (cost $153,387,879)		179,128,506

Short-Term Investments 1.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wb)	111,539	111,539

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $3,388,240; includes $3,375,998 of cash collateral for securities on loan)(b)(wb)	3,390,278	$3,388,243

Total Short-Term Investments (cost $3,499,779)		3,499,782

TOTAL INVESTMENTS 102.0% (cost $156,887,658)		182,628,288
Liabilities in excess of other assets (2.0)%		(3,657,355)

Net Assets 100.0%		$178,970,933

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,350,608; cash collateral of $3,375,998 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).